Long-term debt - Principal Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 834,645
2023	125,520
2024	374,550
2025	44,951
2026	1,172,284
Thereafter	3,671,384
Total	$ 6,223,334